Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable

Following is a summary of the status of warrants outstanding and exercisable as of March 31, 2026:

	August 9, 2021 warrants	October 2, 2023 warrants	November 16, 2023 warrants	January 17, 2024 warrants	March 5, 2024 warrants	July 3, 2024 warrants	November 4,2024 warrant	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value
March 31, 2024	2,960,000	35,739,270	53,608,910	160,826,730	37,100,000	—	—	290,234,910	0.48	—
Issued	—	—	—	—	—	660,000,150	1,083,870,000	1,743,870,150	—	—
Exercise	—	(35,739,270)	(53,608,910)	(160,826,730)	—	(660,000,150)	—	(910,175,060)	—	—
Expired	—	—	—	—	—	—	—	—	—	—
March 31, 2025	2,960,000	—	—	—	37,100,000	—	1,083,870,000	1,123,930,000	0.40	—
Issued	—	—	—	—	—	—	—	—
Exercise	—	—	—	—	(37,100,000)	—	(1,083,870,000)	(1,120,970,000)	—	—
Expired	—	—	—	—	—	—	—	—	—
March 31, 2026	2,960,000	—	—	—	—	—	—	2,960,000	3.00	—

Schedule of Black-Scholes Model Calculations

The key inputs for the Black—Scholes Model calculations on March 31 2026 were as follows:

August 9, 2021 warrants
Stock price	2.28
Risk—free interest rate	0.79%
Expected dividend yield	—
Expected term in years	0.42
Expected volatility	218%

The key inputs for the Black—Scholes Model calculations on March 31 2025 were as follows:

	August 9, 2021 warrants	March 5, 2024 warrants	November 4, 2024 warrant
Stock price	1.18	1.18	1.18
Risk—free interest rate	0.97%	4.13%	4.17%
Expected dividend yield	1.42	—	—
Expected term in years	1.42	4.00	4.67
Expected volatility	249%	240%	93%